BRIDGE NOTES AND PROMISSORY NOTES (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 11, 2025	Sep. 24, 2024	Jan. 11, 2024	Dec. 15, 2023	Jul. 14, 2023	Jul. 31, 2023	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 21, 2025	Mar. 20, 2025	Dec. 08, 2023
Debt Instrument [Line Items]
Derivative liabilities										$ 0
Convertible notes, net											$ 6,773,000
Proceeds received from the convertible notes financing			$ 1,405,000	$ 7,788,000	$ 8,715,000				$ 1,405,000	$ 1,405,000	$ 16,503,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Aggregate principal amount														$ 1,500,000
Debt Instrument, Term						5 years
Convertible notes, net	$ 1,500,000												$ 800,000	$ 1,500,000
Debt maturity date	June 15, 2025
Proceeds received from the convertible notes financing	$ 5,000,000.0
Accrued interest rate	5.00%													6.00%
Convertible Debt [Member] | Promissory Note One [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,500,000
Convertible notes, net	$ 1,500,000
Convertible Debt [Member] | Promissory Note Two [Member]
Debt Instrument [Line Items]
Aggregate principal amount												$ 800,000
Convertible notes, net												$ 800,000
Private Placement [Member]
Debt Instrument [Line Items]
Repayment of aggregate principal amount								$ 2,300,000
Private Placement [Member] | Purchase Agreement [Member] | Bridge Debt [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 3,900,000
Debt Instrument, Term		1 year
Repurchase price percentage								10000.00%		10000.00%
conversion price								$ 7.50		$ 7.50
Derivative liabilities		$ 5,500,000					$ 600,000		600,000	$ 200,000
Reduction in carrying amount		3,900,000
Incremental fair value expenses		$ 1,600,000
Fair value remeasurement							600,000		600,000
Derivative liabilities							$ 1,600,000		$ 1,600,000